Fees Summary	Nov. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0	[1]
Previously Paid Amount	0
Total Fee Amount	0.00	[1]
Total Offset Amount	0
Net Fee	$ 0.00	[1]

[1]	An indeterminate number of the securities is being registered as may from time to time be sold at indeterminate prices. In accordance with Rules 456(d) and 457(u), the registrant is deferring payment of all of the registration fee and will pay the registration fee subsequently on an annual basis.